Summary of Significant Accounting Policies - Warrants (Details) - USD ($)	Feb. 03, 2023	Dec. 31, 2022	Nov. 09, 2022	Dec. 31, 2021
Warrants
Sale of private placement warrants (in shares)	10,000,000	225,223	316,250	225,223
Class of warrant or right, exercise price of warrants or rights (in dollars per share)		$ 14.69	$ 0.0575	$ 19.93
Warrants		$ 1,989,000		$ 1,729,000
Warrant, denominator		$ 3,000,000
Liquidity price of SAFE and SAFE warrants, condition one		90.00%
Maximum
Warrants
Class of warrant or right, exercise price of warrants or rights (in dollars per share)		$ 19.93		$ 19.93
Minimum
Warrants
Class of warrant or right, exercise price of warrants or rights (in dollars per share)		$ 14.69		$ 14.69